INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income tax expense	$ 0	$ 0	$ 5	$ 6